Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (12,625)	$ (6,571)	$ (4,842)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation of property, plant and equipment and amortization	14	14	19
Decrease in operating lease right of use asset	28
Change in other receivables	201
Share-based payment	385	535	192
Changes in fair value of warrants liability exercisable into shares			(1,965)
Changes in fair value of short-term investment	209	644	5
Gain from sale of investment in previously consolidated subsidiary			(769)
Issuance costs			302
Decrease in operating lease liability	(33)
Exchange differences on balances of cash and cash equivalents	(2)	89	83
Increase in accounts receivable, prepaid expenses	270	(853)	(2,907)
Increase in trade payable	1,085	644	293
Increase (decrease) in deferred revenues	146	1,218	(289)
Increase (decrease) in other accounts payable	(512)	125	906
Net cash used in operating activities	(10,834)	(4,155)	(8,972)
Cash flows from investing activities:
Purchase of property, plant and equipment	(3)	(33)	(7)
Increase in other receivables	(250)
Proceeds from sale of investments in previously consolidated subsidiary			(22)
Net cash used in investing activities	(253)	(33)	(29)
Cash flows from financing activities:
Issuance of share capital and warrants, net of issuance expenses	10,167	4,387	4,474
Net cash provided by financing activities	10,167	4,387	4,474
Exchange differences on balances of cash and cash equivalents	2	(89)	(83)
Increase (decrease) in cash and cash equivalents	(918)	110	(4,610)
Cash and cash equivalents at the beginning of the year	3,615	3,505	8,115
Cash and cash equivalents at the end of the year	2,697	3,615	3,505
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes		4	29
Cash paid during the year for interest	$ 29	$ 18	$ 23